Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets1 [Member] - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 132,534	$ 127,324
Fair value of the associated liabilities	101,257	95,843
Net position	$ 31,277	$ 31,481